USAA GROWTH FUND
Fund Shares and Institutional Shares
SUPPLEMENT DATED JULY 29, 2016
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2015
This Supplement updates certain information contained in the above-dated prospectus for the USAA Growth Fund (the Fund). Please review this important information carefully.
Effective immediately, Eric Strange is no longer a portfolio manager with Renaissance, a subadviser of the Fund; therefore, all references to Mr. Strange in the Fund’s prospectus are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98562-0716